Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000252454 | Clearway Energy Operating LLC - USA-18539UAC9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000252454 | CCO Holdings LLC / CCO Holdings Capital Corp. - USA-1248EPBX0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000252454 | Six Flags Entertainment Corp. - USA-83001AAC6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | Cloud Software Group, Inc. - USA-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | Trivium Packaging Finance BV - USA-89686QAA4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252454 | TransDigm, Inc. - USA-893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252454 | GGAM Finance Ltd. - USA-36170JAC0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252454 | NCR Atleos Corp. - USA-638962AA8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252454 | Hudbay Minerals, Inc. - USA-443628AJ1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252454 | 1011778 BC ULC / New Red Finance, Inc. - USA-68245XAJ8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000252454 | CCC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000252454 | B
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000252454 | BB
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000252454 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252454 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000252455 | Cloud Software Group, Inc. - USA-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | CCO Holdings LLC / CCO Holdings Capital Corp. - USA-1248EPCK7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000252455 | DISH Network Corp. - USA-25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252455 | Cloud Software Group, Inc. - USA-18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252455 | CCO Holdings LLC / CCO Holdings Capital Corp. - USA-1248EPCN1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | Echostar Corp. - USA-278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | CCO Holdings LLC / CCO Holdings Capital Corp. - USA-1248EPCP6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | Venture Global LNG, Inc. - USA-92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000252455 | Venture Global LNG, Inc. - USA-92332YAD3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000252455 | Bombardier, Inc. - USA-097751CA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000252455 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000252455 | B
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000252455 | BB
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000252455 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000252455 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000252455 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	97.10%